Initial Public Offering (Details) - $ / shares			9 Months Ended	12 Months Ended
	Feb. 17, 2023	Feb. 14, 2023	Sep. 30, 2024	Dec. 31, 2023
IPO [Member]
Initial Public Offering [Line Items]
Stock issued during period, shares, new issues		6,000,000	6,000,000	6,000,000
Share price (in Dollars per share)			$ 10	$ 10
Number of shares issued per unit			1	1
Number of warrants issued per unit			1	1
Class of warrant or right, exercise price of warrants or rights			1	1
Class of warrant or right, number of securities called by warrants or rights (in Dollars per share)			$ 11.5	$ 11.5
Warrants or rights outstanding, exercisable term after business combination			30 days	30 days
Warrants and rights outstanding, term			5 years	5 years
Class of warrant or right, number of rights to call one security			10	10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Stock issued during period, shares, new issues	900,000
Share price (in Dollars per share)	$ 10